Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	27
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$214,825,546.30	0.5370639	$190,232,873.73	0.4755822	$24,592,672.57
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$427,475,546.30	0.3418027	$402,882,873.73	0.3221388	$24,592,672.57

Weighted Avg. Coupon (WAC)	3.11%		3.12%
Weighted Avg. Remaining Maturity (WARM)	32.45		31.51
Pool Receivables Balance	$458,344,447.03		$433,002,959.21
Remaining Number of Receivables	46,325		45,259

Adjusted Pool Balance	$446,377,241.49		$421,784,568.93

III. COLLECTIONS

Principal:
Principal Collections	$24,388,541.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$483,841.80
Total Principal Collections	$24,872,383.54

Interest:
Interest Collections	$1,153,317.05
Late Fees & Other Charges	$51,265.46
Interest on Repurchase Principal	$-
Total Interest Collections	$1,204,582.51

Collection Account Interest	$8,997.59
Reserve Account Interest	$1,321.26
Servicer Advances	$-

Total Collections	$26,087,284.90

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	27
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$26,087,284.90
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,087,284.90

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$381,953.71	$-	$381,953.71	$381,953.71
Collection Account Interest					$8,997.59
Late Fees & Other Charges					$51,265.46
Total due to Servicer					$442,216.76

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$187,972.35		$187,972.35
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$334,368.27		$334,368.27	$334,368.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$25,157,861.87

9. Regular Principal Distribution Amount:					$24,592,672.57

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$24,592,672.57
Class A-4 Notes				$-
Class A Notes Total:		$24,592,672.57		$24,592,672.57
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,592,672.57		$24,592,672.57

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					565,189.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,967,205.54
Beginning Period Amount	$11,967,205.54
Current Period Amortization	$748,815.25
Ending Period Required Amount	$11,218,390.28
Ending Period Amount	$11,218,390.28
Next Distribution Date Required Amount	$10,495,496.25

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	27
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.23%	4.48%	4.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.98%	44,797	98.45%	$426,312,432.92
30 - 60 Days	0.87%	393	1.30%	$5,620,391.43
61 - 90 Days	0.13%	61	0.22%	$939,822.51
91-120 Days	0.02%	8	0.03%	$130,312.35
121 + Days	0.00%	0	0.00%	$-
Total		45,259		$433,002,959.21

Delinquent Receivables 30+ Days Past Due
Current Period	1.02%	462	1.55%	$6,690,526.29
1st Preceding Collection Period	1.04%	482	1.57%	$7,186,020.25
2nd Preceding Collection Period	1.28%	604	1.86%	$8,956,109.50
3rd Preceding Collection Period	1.33%	639	1.92%	$9,728,173.04
Four-Month Average	1.17%		1.72%

Repossession in Current Period		42		$485,829.92
Repossession Inventory		83		$378,005.24

Current Charge-Offs
Gross Principal of Charge-Offs				$952,946.08
Recoveries				$(483,841.80)
Net Loss				$469,104.28

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.23%

Average Pool Balance for Current Period				$445,673,703.12

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.26%
1st Preceding Collection Period				0.26%
2nd Preceding Collection Period				1.69%
3rd Preceding Collection Period				0.35%
Four-Month Average				0.89%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	66	1,850	$27,370,918.06
Recoveries	67	1,614	$(14,381,898.99)
Net Loss			$12,989,019.07
Cumulative Net Loss as a % of Initial Pool Balance			1.00%

Net Loss for Receivables that have experienced a Net Loss *	42	1,462	$13,025,313.77
Average Net Loss for Receivables that have experienced a Net Loss			$8,909.24

Principal Balance of Extensions			$1,401,293.68
Number of Extensions			90

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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